Notes Receivable (Details Narrative) (10-K) - USD ($)		1 Months Ended				12 Months Ended
	Oct. 28, 2020	Jun. 30, 2020	Oct. 31, 2018	Oct. 31, 2017	Sep. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Oct. 11, 2019	Feb. 02, 2017	Jul. 31, 2016	Jun. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate original principal amount									$ 1,000,000
Interest aggregate amount						$ 2	$ 715
Wisconsin Apple, LLC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable						125,658	2	$ 383,165
Outstanding notes receivable						4,030,191	2,340	$ 4,030,191
Assignment Agreement [Member] | Bremer Bank [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument interest rate	5.00%
Outstanding principal amount	$ 7,691,034
Debt instrument description	The terms of the Note as follows; Five percent (5%) interest only due and payable at each anniversary date calculated on the $4,000,000 Investment Principal in connection with the Assignment. All Bremer Principal and accrued but unpaid interest is due and payable in full on the earlier of: (i) the fifth (5th) anniversary of the date of the Assignment, or (ii) the sale of Wisconsin Apple LLC. The first of such interest only payment is due on or before October 27, 2021 in the amount of $204,647.59 (Two Hundred Four Thousand Six Hundred Forty Seven Dollars and 59 cents).
Interest payment	$ 204,648
Assignment Agreement [Member] | Bremer Bank [Member] | ARC Fat Patty's, LLC, [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate original principal amount	4,000,000
Promissory Notes [Member] | Line of Credit Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument term				2 years	2 years
Debt instrument interest rate				5.00%						5.00%
Principal outstanding under loan current				$ 25,000			414			$ 28,136
Franchisees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate original principal amount				$ 7,659
Principal outstanding under loan current						$ 0	$ 2,340
Debt instrument maturity date			Dec. 01, 2020
Franchisees [Member] | Line of Credit Agreement [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate original principal amount											$ 28,136
Franchisees [Member] | Second Line of Credit Agreement [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate original principal amount					$ 25,000
Franchisees [Member] | Promissory Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate original principal amount												$ 25,000
Franchisees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate original principal amount		$ 15,000
Debt instrument maturity date		Jul. 01, 2019
Monthly installment payments		$ 2,000
Franchisees [Member] | Six Month Payments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Monthly installment payments		$ 2,000
Franchisees [Member] | Final Payments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument maturity date		Jan. 27, 2020
Monthly installment payments		$ 1,000
Seenu G. Kasturi [Member] | Assignment Agreement [Member] | Bremer Bank [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate original principal amount	8,000,000
Collateral amount, personal asset	622,929
Collateral amount, business asset	$ 2,646,091